Summary of net employee future benefit liability asset (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 3)	22,136
Current service cost	11
Interest cost	66
Actuarial gain from changes in financial assumptions
Benefits paid	(61)
Impact of foreign exchange rate changes	(273)
Balances – End of the period	21,879
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972
Interest income from plan assets	33
Employer contributions	3
Employee contributions	1
Benefits paid	(21)
Impact of foreign exchange rate changes	(136)
Balances – End of the period	10,852
Net liability of the unfunded plans	10,816
Net liability of the funded plans	211
Net amount recognized as Employee future benefits	11,027
Amounts recognized:
In net loss	43
Actuarial gain on defined benefit plans in other comprehensive loss
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 3)	22,036
Current service cost	10
Interest cost	66
Actuarial gain from changes in financial assumptions
Benefits paid	(61)
Impact of foreign exchange rate changes	(271)
Balances – End of the period	21,780
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972
Interest income from plan assets	33
Employer contributions	3
Employee contributions	1
Benefits paid	(21)
Impact of foreign exchange rate changes	(136)
Balances – End of the period	10,852
Net liability of the unfunded plans	10,717
Net liability of the funded plans	211
Net amount recognized as Employee future benefits	10,928
Amounts recognized:
In net loss	42
Actuarial gain on defined benefit plans in other comprehensive loss
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 3)	100
Current service cost	1
Interest cost
Actuarial gain from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	(2)
Balances – End of the period	99
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna Zentaris Inc. (note 3)
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	99
Net liability of the funded plans
Net amount recognized as Employee future benefits	99
Amounts recognized:
In net loss	1
Actuarial gain on defined benefit plans in other comprehensive loss